Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 9,382	$ 2,217	$ 16,592	$ 104	$ (16,028)
Adjustments to reconcile net income to net cash provided by operating activities
Deferred income tax benefit			(1,815)	0	(1,133)
Depreciation and amortization	5,296	4,984	10,089	9,788	10,001
Stock compensation expense	12	0
Amortization of deferred financing costs	136	417	491	691	642
Allowance for doubtful accounts	30	9	92	45	(281)
Joint venture (earnings) loss	(671)	(282)	(587)	(529)	528
Loss on disposal of fixed assets	389	0	10	167	600
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	7,892	11,429	22,857	20,779	18,890
Other non-cash charges	946	(477)	(141)	1,435	0
Changes in operating assets and liabilities
Accounts receivable	(3,184)	(1,662)	(7,713)	(3,050)	(954)
Other receivables	(96)	139	(754)	179	1,392
Inventories	(11,155)	1,049	(8,662)	(18,867)	10,546
Prepaid expenses and other current assets	(786)	(737)	(847)	(462)	2,236
Other assets	801	1,226	1,687	631	1,218
Prepaid income taxes	(5,693)	0
Accounts payable	6,205	(1,583)	4,498	4,786	(5,135)
Accrued expenses	(1,993)	(2,558)	4,101	3,154	(1,442)
Income taxes payable	(4,324)	(3,617)	(765)	1,307	125
Other liabilities	434	180	883	20	189
Total adjustments	(5,761)	8,517	23,424	20,074	37,422
Net cash provided by operating activities	3,621	10,734	40,016	20,178	21,394
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(8,284)	(4,951)	(14,542)	(6,416)	(3,541)
Net cash used in investing activities	(8,284)	(4,951)	(14,542)	(6,416)	(3,541)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on revolving credit facility	(2,000)	0	0	(9,000)	0
Payments of long-term debt	(4,000)	(3,000)	(12,000)	(12,000)	(17,000)
Proceeds from issuance of common stock			0	0	10,000
Proceeds from issuance of common stock, net of underwriters’ discounts and commissions	264,091	0
Issuance of shareholder loans for sale of common stock			0	0	(254)
Payments received on stockholder loans	0	76	247	7	0
Payments for deferred financing costs			0	(606)	(909)
Payments for repurchase of preferred shares and preferred equity interests	(259,321)	0
Repurchase of common stock	(4,700)	0
Payments for offering costs	(1,260)	0	(138)	0	0
Net cash used in financing activities	(7,190)	(2,924)	(11,891)	(21,599)	(8,163)
Effect of exchange rate changes on cash	(60)	177	(57)	(215)	194
Net increase (decrease) in cash and cash equivalents	(11,913)	3,036	13,526	(8,052)	9,884
Cash and cash equivalents at beginning of period	32,735	19,209	19,209	27,261	17,377
Cash and cash equivalents at end of period	20,822	22,245	32,735	19,209	27,261
Supplemental disclosures of cash flow information:
Noncash investing activity--property, plant and equipment obligations	3,794	1,406	2,170	2,525	1,807
Noncash financing activity--offering costs obligations	2,850	0	1,858	0	0
Cash paid for interest			1,738	3,798	8,870
Cash paid for income taxes			$ 21,980	$ 13,462	$ 4,158